Letters of Credit	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Letters of Credit	Letters of Credit
On
November 8, 2016, the Company established an irrevocable letter of credit in the amount of $0.3 million using a sub-facility
under the Credit Facility, to serve as a security deposit for the Company’s San Francisco office. The letter of credit automatically extends for one-year
periods from the expiration date, September 10, 2017, unless written notice is presented to the beneficiary at least 60 days prior to the expiration date. During 2017, the Company expanded its San Francisco office with lease terms that required an additional $0.1 million deposit. On April 26, 2017, the Company’s irrevocable letter of credit was amended, increasing the total amount to $0.5 million and providing for decreases in the letter of credit as specified in the lease, in the amount of $0.1 million on each of the following dates: February 1, 2019, February 3, 2020, February 1, 2021 and February 1, 2022. All other terms and conditions remained the s ame.